Investments in equity investees- summarized financial information of equity method investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating data:
Revenue	¥ 553,387	¥ 488,775	¥ 284,706
Cost of revenue	(443,198)	(405,074)	(242,068)
(Loss) Income from operations	5,274	3,840	(7,072)
Net income	30,578	2,923	¥ 195
Balance sheet data:
Current assets	602,212	257,502
Non-current assets	513,773	222,484
Current liabilities	451,951	205,272
Non-current liabilities	134,030	34,191
Noncontrolling interests and mezzanine equity	¥ 19,958	¥ 10,151